Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Non-current Assets [Line Items]
Other non-current assets	$ 1,278	$ 1,408
Rent, Trade and Other Term Deposits
Other Non-current Assets [Line Items]
Other non-current assets	1,254	1,373
Miscellaneous Other Non-Current Assets
Other Non-current Assets [Line Items]
Other non-current assets	$ 24	$ 35